Segment Information - Summary of Business Segments (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Operating Segments [Line Items]
Revenue	₩ 286,770	₩ 141,623	₩ 51,396
Depreciation amortization	1,414	520	516
Operating profit (loss)	33,368	14,035	3,834
Elimination of intersegment amounts [member]
Disclosure Of Operating Segments [Line Items]
Revenue	(21,408)	(6,893)	(3,253)
Depreciation amortization	(12)	(6)	(66)
Operating profit (loss)	3,201	982	(99)
Reportable Segments
Disclosure Of Operating Segments [Line Items]
Revenue	308,178	148,516	54,649
Depreciation amortization	1,426	526	582
Operating profit (loss)	30,167	13,053	3,933
Reportable Segments | Online
Disclosure Of Operating Segments [Line Items]
Revenue	41,288	53,790	36,354
Depreciation amortization	238	222	243
Operating profit (loss)	4,286	14,536	11,147
Reportable Segments | Mobile
Disclosure Of Operating Segments [Line Items]
Revenue	257,364	87,194	14,003
Depreciation amortization	473	268	260
Operating profit (loss)	24,795	(2,476)	(7,515)
Reportable Segments | Others
Disclosure Of Operating Segments [Line Items]
Revenue	9,526	7,532	4,292
Depreciation amortization	715	36	79
Operating profit (loss)	₩ 1,086	₩ 993	₩ 301